Note 10 - Concentrations (Details Textual) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
One Commercial Customer [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	10.40%	14.10%
Number of Major Customers	1	1
One Commercial Customer [Member] | Accounts Receivable [Member]
Number of Major Customers	1	1
U.S. Government [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	87.40%	83.90%
Three Government Customers [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage	68.10%
Number of Major Customers	3
Three Government Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	78.80%
Number of Major Customers	3
Four Government Customers [Member] | Revenue Benchmark [Member]
Concentration Risk, Percentage		61.40%
Number of Major Customers		4
Four Government Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		48.90%
Number of Major Customers		4